Financial Instruments - Summary of Financial Statement Effect of Derivatives (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure In Tabular Form Of Impact Of Derivatives On Income Statement And Comprehensive Income Statement [Line Items]
Total direct operating expense on combined statements of operations	$ 1,886.7	$ 2,207.9	$ 1,922.1
Total interest expense on combined statements of operations	222.5	162.6	115.0
Cash Flow Hedging [Member]
Disclosure In Tabular Form Of Impact Of Derivatives On Income Statement And Comprehensive Income Statement [Line Items]
Total direct operating expense on combined statements of operations	1,886.7	2,207.9	1,922.1
Total interest expense on combined statements of operations	222.5	162.6	115.0
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Disclosure In Tabular Form Of Impact Of Derivatives On Income Statement And Comprehensive Income Statement [Line Items]
Gain (loss) recognized in accumulated other comprehensive income (loss)	(5.8)	1.7	1.7
Gain (loss) reclassified from accumulated other comprehensive income (loss) into direct operating expense	(0.3)	(0.3)	(0.2)
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Disclosure In Tabular Form Of Impact Of Derivatives On Income Statement And Comprehensive Income Statement [Line Items]
Gain (loss) recognized in accumulated other comprehensive income (loss)	36.3	81.1	66.5
Gain (loss) reclassified from accumulated other comprehensive income (loss) into direct operating expense	41.8	1.4	(15.0)
Cash Flow Hedging [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Disclosure In Tabular Form Of Impact Of Derivatives On Income Statement And Comprehensive Income Statement [Line Items]
Gain (loss) reclassified from accumulated other comprehensive income (loss) into direct operating expense	$ (7.2)	$ (11.8)	$ (33.8)